INVESTMENT IN NON-CONSOLIDATED ENTITY	12 Months Ended
Dec. 31, 2014
INVESTMENT IN NON-CONSOLIDATED ENTITY
INVESTMENT IN NON-CONSOLIDATED ENTITY

10. INVESTMENT IN NON-CONSOLIDATED ENTITIES

         In October 2011, the Company purchased a 25% minority interest in WorkSmartMD, L.L.C., also known as Ageology, for $5,000 of cash consideration, which was paid in installments during 2011, 2012 and 2013. No further payments or other commitments are required as of December 31, 2014. Because the Company does not direct the activities that most significantly impact the economic performance of Ageology, management has determined that the Company is not its primary beneficiary.

         Ageology is an anti-aging physician network dedicated to nutrition, fitness and hormones, and has created a commercial software product for anti-aging physician practices that became a saleable product during the latter half of 2014. The Company accounts for Ageology under the equity method, as it has significant influence over its operations. The Company's portion of Ageology's net losses for the years ended December 31, 2014, 2013 and 2012 were $1,339, $1,055 and $267, respectively. The Company's equity investment balance in Ageology at December 31, 2013 was $3,577.

         During January 2014, the Company entered into a $500, 8% per annum interest bearing secured promissory note receivable from Ageology. During November and December 2013, the Company entered into two $1,000 6% per annum interest-bearing promissory notes receivable from Ageology. The notes are secured by all personal property and fixtures owned by Ageology. While due on demand, the Company does not intend to call the notes any time prior to December 31, 2015 and, accordingly, reflected the notes as noncurrent assets within "Investment in non-consolidated entities" on the December 31, 2013 consolidated balance sheet. In addition, in 2014 transactions unrelated to the Company, an affiliated entity of the Company's chief executive officer has personally loaned $4,450 to Ageology as of December 31, 2014.

         During the fourth quarter of 2014, the Company reassessed the recoverability of its investment in Ageology. Based upon this assessment, it was determined that a full impairment was warranted, primarily due to updated projections of continuing losses into the foreseeable future. The $4,869 impairment is contained within "Equity loss and impairment of non-consolidated entities" for the year ended December 31, 2014.

         The following tables present summarized financial information of Ageology:

	Year Ended December 31,
	2014	2013	2012
Statements of Operations
Net sales	$44	$1	$26
Net loss	(5,801)	(4,220)	(1,069)

	December 31,
	2014	2013
Balance Sheets
Current assets	$56	$633
Noncurrent assets	83	53
Current liabilities	7,391	2,138

         In December 2014, the Company invested $3,500 in Physician Resource Management, Inc. in exchange for a 15% equity position. The Company is accounting for this investment under the cost method as the Company does not have significant influence over its operations.